Note 18 - Income Tax	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
18.	Income tax

The following is a reconciliation stated as a percentage of pre-tax income of the Ontario, Canada combined statutory corporate income tax rate to the Company’s effective tax rate:

	2019	2018

Combined statutory rate	26.5%	26.5%
Nondeductible expenses	3.0	2.5
Tax effect of flow through entities	(2.0)	(1.4)
Impact of changes in foreign exchange rates	(0.1)	0.2
Adjustments to tax liabilities for prior periods	(0.1)	0.2
Effect of changes in enacted tax rate in other jurisdictions	0.3	(0.7)
Changes in liability for unrecognized tax benefits	-	(0.3)
Stock-based compensation	0.3	0.9
Foreign, state, and provincial tax rate differential	(1.5)	(0.2)
Change in valuation allowance	(0.4)	(0.1)
Contingent acquisition consideration	1.4	1.2
Other	0.4	0.5
Effective income tax rate	27.8%	29.3%

Earnings before income tax by jurisdiction comprise the following:

	2019	2018

Canada	$10,876	$21,627
United States	49,884	40,097
Foreign	129,838	120,110
Total	$190,598	$181,834

Income tax expense (recovery) comprises the following:

	2019	2018

Current
Canada	$2,939	$5,134
United States	15,029	1,768
Foreign	41,745	40,221
	59,713	47,123

Deferred
Canada	238	1,689
United States	(520)	10,732
Foreign	(6,418)	(6,284)
	(6,700)	6,137

Total	$53,013	$53,260

The significant components of deferred income tax are as follows:

	2019	2018

Loss carry-forwards and other credits	$18,969	$19,056
Expenses not currently deductible	28,446	31,508
Revenue not currently taxable	(6,212)	(8,416)
Stock-based compensation	386	157
Investments	7,870	10,628
Provision for doubtful accounts	4,585	4,871
Financing fees	(330)	(83)
Net unrealized foreign exchange losses	68	126
Depreciation and amortization	(44,577)	(42,257)
Operating leases	7,998	-
Less: valuation allowance	(7,801)	(8,945)
Net deferred income tax asset	$9,402	$6,645

As at
December 31, 2019,
the Company believes that it is more likely than
not
that the net deferred tax assets of
$9,402
will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carry-forward balances as follows:

	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2019	2018	2019	2018	2019	2018

Canada	$16,525	$16,249	$24	$27	$16,501	$16,222
United States	3,144	1,315	922	921	2,222	394
Foreign	40,006	39,147	21,476	27,363	18,530	11,784

The Company has pre-tax capital loss carry-forwards as follows:

	Pre-tax loss carry forward		Pre-tax losses not recognized		Pre-tax losses recognized
	2019	2018	2019	2018	2019	2018

Canada	$1,864	$2,208	$1,758	$1,869	$106	$339
United States	1,698	1,698	1,698	1,698	-	-
Foreign	6,271	6,285	6,271	6,285	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carry-forward balances attributable to Canada begin to expire in
2033.
NOL carry-forward balances attributable to the United States begin to expire in
2028.
Foreign NOL carry-forward balances begin to expire in
2020.
The utilization of NOLs
may
be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of the US subsidiaries is nil
(
2018
-
nil
). Cumulative unremitted foreign earnings of international subsidiaries of the Company approximated
$107,323
as at
December 31, 2019 (
2018
-
$89,461
). The Company has
not
provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not
be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2019	2018

Balance, January 1	$1,460	$1,858
Gross increases for tax positions of prior periods	71	6
Amount recognized on acquisitions	-	289
Reduction for lapses in applicable statutes of limitations	(129)	(560)
Foreign currency translation	66	(133)

Balance, December 31	$1,468	$1,460

Of the
$1,468
(
2018
-
$1,460
) in gross unrecognized tax benefits,
$1,468
(
2018
-
$1,460
) would affect the Company’s effective tax rate if recognized. For the year-ended
December 31, 2019,
additional interest and penalties of
$72
related to uncertain tax positions was accrued (
2018
-
$6;
2017
-
$18
). The Company reversed
$80
of accrued interest and penalties related to positions lapsed in applicable statute of limitations in
2019
(
2018
-
$173;
2017
-
$155
). As at
December 31, 2019,
the Company had accrued
$182
(
2018
-
$190
) for potential income tax related interest and penalties.

Within the next
twelve
months, the Company believes it is reasonably possible that
$86
of unrecognized tax benefits associated with uncertain tax positions may
be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada, United States and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four
to
seven
years and income tax returns filed with the United States Internal Revenue Service and related states are open for three
to
five
years. Tax returns in the significant foreign jurisdictions that the company conducts business in are generally open for four
years.

The Company does
not
currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may
differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may
affect its current estimates.